Note 12 - Accrued Expenses - Activity and Liability Balances Related to Restructuring Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued restructuring costs	$ 759	$ 5,823	$ 5,498
Restructuring (credits) charges	(677)	3,459	10,114
Cash payment and other settlements	(4,387)	(3,134)
Employee Severance [Member]
Accrued restructuring costs	85	1,276	1,551
Restructuring (credits) charges	2,442	2,888
Cash payment and other settlements	(3,633)	(3,163)
Other Restructuring [Member]
Accrued restructuring costs	674	4,547	$ 3,947
Restructuring (credits) charges	(3,119)	571
Cash payment and other settlements	$ (754)	$ 29